Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions	$ 123,987	$ 100,935
Value of intangible asset	252,517	181,227
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	132,771	67,060
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	110,688	100,728
Other [Member]
Goodwill [Line Items]
Value of intangible asset	9,058	$ 13,439
Celcite [Member]
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions	78,142
Celcite [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	$ 22,372
Useful life of intangible assets	3 years
Celcite [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 46,432
Useful life of intangible assets	4 years
Celcite [Member] | Other [Member]
Goodwill [Line Items]
Value of intangible asset	$ 1,781
Useful life of intangible assets	3 years
Comverse [Member]
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions	$ 118,101
Comverse [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	$ 97,000
Useful life of intangible assets	4 years
Comverse [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 38,639
Useful life of intangible assets	5 years